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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               --------------------

Check here if Amendment [_]; Amendment Number: _____
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert W. Liptak
Title:   Chief Financial Officer
Phone:   617-425-9216

Signature, Place and Date of Signing:

 /s/ Robert W. Liptak     South San Francisco, CA         2/12/04
----------------------  ---------------------------   --------------
     [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                          Name

    28-
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                           Form 13F Information Table
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
                                                                                                                  VOTING AUTHORITY
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                                                             VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER
 NAME OF ISSUER                TITLE OF CLASS      CUSIP     x($1000) PRN AMT    PRN  CALL  DISCRETN  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK             COMMON STOCK     00339B107    5005      405300   SH           SOLE              405300    0      0
ADOLOR CORP                     COMMON STOCK     00724X102    1999      100000   SH           SOLE              100000    0      0
ALKERMES INC CONV               CONVRT BONDS     01642TAD0    5981     5000000   PRN          SOLE             5000000    0      0
AMGEN INC USD COM               COMMON STOCK     031162100    8981      145346   SH           SOLE              145346    0      0
ANGIOTECH PHARMACEUTICALS INC   COMMON STOCK     034918102    2441       53200   SH           SOLE               53200    0      0
ARIAD PHARMACEUTICALS INC       COMMON STOCK     04033A100    2730      366436   SH           SOLE              366436    0      0
ARRAY BIOPHARMA                 COMMON STOCK     04269X105    3531      620500   SH           SOLE              620500    0      0
BIOGEN IDEC INC                 COMMON STOCK     09062X103    8850      241150   SH           SOLE              241150    0      0
CELGENE CORPORATION             COMMON STOCK     151020104    3905       87000   SH           SOLE               87000    0      0
CHIRON CORP                     COMMON STOCK     170040109    8940      156900   SH           SOLE              156900    0      0
CONNECTICS                      COMMON STOCK     208192104    3888      214100   SH           SOLE              214100    0      0
CUBIST PHARMACEUTICALS INC      COMMON STOCK     229678107    2521      206600   SH           SOLE              206600    0      0
CYTOGEN CORP                    COMMON STOCK     232824300     435       40000   SH           SOLE               40000    0      0
EXACT SCIENCES                  COMMON STOCK     30063P105    1286      127100   SH           SOLE              127100    0      0
EXELISIS INC COM                COMMON STOCK     30161Q104    3925      556800   SH           SOLE              556800    0      0
FOREST LABS INC                 COMMON STOCK     345838106    5061       81900   SH           SOLE               81900    0      0
GENENTECH                       COMMON STOCK     368710406    5287       56500   SH           SOLE               56500    0      0
GENZYME CORP GENL DIV           COMMON STOCK     372917104    2731       55400   SH           SOLE               55400    0      0
GILEAD SCIENCES INC             COMMON STOCK     375558103    3832       65750   SH           SOLE               65750    0      0
ICOS CORP COM                  OPTION - PUTS     4492950MF    4128      100000   SH   PUT     SOLE              100000    0      0
ILEX ONCOLOGY INC               COMMON STOCK     451923106    3923      184600   SH           SOLE              184600    0      0
IMCLONE SYSTEMS INC             COMMON STOCK     45245W109    2614       65900   SH           SOLE               65900    0      0
ISIS PHARMACEUTICALS USD        COMMON STOCK     464330109    2127      327300   SH           SOLE              327300    0      0
LA JOLLA PHARMACEUTICALS CO     COMMON STOCK     503459109    3211      753800   SH           SOLE              753800    0      0
LEXICON GENETIC                 COMMON STOCK     528872104    2175      369300   SH           SOLE              369300    0      0
LIGAND PHARMACEUTICALS INC      COMMON STOCK     53220K207    6606      449700   SH           SOLE              449700    0      0
MEDAREX INC                     COMMON STOCK     583916101    2377      381600   SH           SOLE              381600    0      0
MEDIMMUNE INC COM               COMMON STOCK     584699102    2565      101050   SH           SOLE              101050    0      0
NEKTAR THERAPEUTICS             COMMON STOCK     640268108    6727      494300   SH           SOLE              494300    0      0
NEOSE TECHNOLOGIES INC          COMMON STOCK     640522108    4830      525000   SH           SOLE              525000    0      0
NPS PHARMACEUTICALS             COMMON STOCK     62936P103    4314      140600   SH           SOLE              140600    0      0
PENWEST PHARMACEUTICALS         COMMON STOCK     709754105    4391      254100   SH           SOLE              254100    0      0
PHARMION CORP                   COMMON STOCK     71715B409    4006      262700   SH           SOLE              262700    0      0
SALIX PHARMACEUTICALS           COMMON STOCK     795435106    2282      100600   SH           SOLE              100600    0      0
SEPRACOR INC                    COMMON STOCK     817315104    5202      217400   SH           SOLE              217400    0      0
SERONO SA -ADR                  ADRS STOCKS      81752M101    4217      240300   SH           SOLE              240300    0      0
SUPERGEN UNC COM               OPTION - CALLS    8680590DB    3300      300000   SH   CALL    SOLE              300000    0      0
S REPORT SUMMARY                37 Data Records             150325             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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